Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Assets
Due from related parties	$ 672	$ 1,209
Liabilities
Due to related parties	415	422
Oceanbulk Maritime S.A. and its affiliates
Assets
Due from related parties	672	1,209
Liabilities
Due to related parties	29	33
Interchart Shipping Inc.
Liabilities
Due to related parties	125	8
Combine Marine Ltd.
Liabilities
Due to related parties	0	9
Management and Directors Fees
Liabilities
Due to related parties	254	315
Managed Vessels of Oceanbulk Shipping LLC
Liabilities
Due to related parties	7	7
Oceanbulk Sellers
Liabilities
Due to related parties	$ 0	$ 50